GENERAL INFORMATION	9 Months Ended
Sep. 30, 2021
General Information
GENERAL INFORMATION	GENERAL INFORMATION
VEON Ltd. (“VEON”, the “Company” and together with its consolidated subsidiaries, the “Group” or “we”) was incorporated in Bermuda on June 5, 2009. The registered office of VEON is Victoria Place, 31 Victoria Street, Hamilton HM 10, Bermuda. VEON’s headquarters and the principal place of business is located at Claude Debussylaan 88, 1082 MD Amsterdam, the Netherlands.
VEON generates revenue from the provision of voice, data and other telecommunication services through a range of mobile and fixed-line technologies, as well as selling equipment and accessories.
The interim condensed consolidated financial statements are presented in United States dollars (“U.S. dollar” or “US$”). In these notes, U.S. dollar amounts are presented in millions, except for share and per share (or American Depository Shares (“ADS”)) amounts and as otherwise indicated.
VEON’s ADSs are listed on the NASDAQ Global Select Market (“NASDAQ”) and VEON’s common shares are listed on Euronext Amsterdam, the regulated market of Euronext Amsterdam N.V. (“Euronext Amsterdam”).

Major developments during the nine-month period ended September 30, 2021
Financing activities
In March 2021, VEON successfully entered into a new multi-currency revolving credit facility agreement (the “RCF”) of US$1,250. The RCF replaces the revolving credit facility signed in February 2017, which is now cancelled. Refer to Note 7 for further details.
In March 2021, VEON successfully amended and restated its existing RUB 30 billion (US$396), bilateral term loan agreement with Alfa Bank by adding a new floating rate tranche of RUB 15 billion (US$198). Refer to Note 7 for further details.
In March 2021, PMCL successfully entered into a new PKR 15 billion (US$98) syndicated facility with Muslim Commercial Bank as agent and PKR 5 billion (US$33) bilateral term loan facility with United Bank Limited. Both these floating rate facilities have a tenor of seven years.
In April 2021, the proceeds from Alfa Bank new tranche of RUB 15 billion (US$198) were used to early repay RUB 15 billion (US$198) of loans from Sberbank, originally maturing in June 2023.
In June 2021, Pakistan Mobile Communication Limited (PMCL) secured a PKR 50 billion (US$320) syndicated credit facility from a banking consortium led by Habib Bank Limited. This 10-year facility will be used to finance the company’s ongoing 4G network rollouts and technology upgrades, as well as to address upcoming maturities.
In September 2021, VEON Holdings B.V. issued senior unsecured notes of RUB 20 billion (US$273) under the Global Medium Term Note Programme established in April 2020 (the “GMTN Programme”), maturing in September 2026 and proceeds were used to early repay RUB 20 billion (US$273) of loans from Sberbank, originally maturing in June 2023.
Other developments
In March 2021, VEON successfully concluded the acquisition of the 15% minority stake in PMCL from the Dhabi Group for US$273. Refer to Note 7 for further details.
In March 2021, VEON's operating company in Bangladesh acquired spectrum following successful bids at an auction held by the BTRC. Refer to Note 4 for further details.
In September 2021, VEON's operating company in Pakistan recognized the ex-Warid license. Refer to Note 4 for further details.
Exercised Put option to sell entirety stake in Omnium Telecom Algerie SpA
On July 1, 2021 VEON exercised its put option to sell the entirety of its 45.57% stake in its Algerian subsidiary, Omnium Telecom Algerie SpA (Algeria" to the Fonds National d'Investissement (FNI). Omnium owns Algerian mobile network operator, Djezzy. Under the terms of the Shareholders' Agreement, the transaction is expected to be completed next year.

The Company classified its operations in Algeria as a held-for-sale and discontinued operations. In connection with this classification, the Company no longer accounts for depreciation and amortization expenses of Algeria assets. The results for
Algeria in the consolidated income statements and the consolidated statements of cash flows for 2020 have been presented separately. (see Note 4 Significant Transactions).
Agreement between VEON and Service Telecom regarding the sale of its Russian tower assets
On September 5, 2021, the Company and VEON Holdings B.V., a subsidiary of the Company, signed an agreement for the sale of its direct subsidiary, National Tower Company ("NTC"), with Service Telecom Group of Companies LLC for approximately US$970. The transaction is subject to regulatory approvals and consummation of other customary closing conditions which are expected to be completed by the end of 2021. Under the terms of the deal, Russia entered into a long-term lease agreement with NTC under which Russia will lease space upon NTC's portfolio of 15,400 towers for a period of 8 years and an additional 5,000 towers to be leased in the duration of the lease term.The agreement was signed on October 15, 2021.
As a result of this anticipated transaction, the Company expects to transfer control of NTC and therefore classified the assets and liabilities in NTC as held-for-sale in these consolidated financial statements. In connection with this classification, the Company no longer accounts for depreciation and amortization expenses of the NTC assets (see Note 4 Significant Transactions).